Accounts Receivable, Net - Summary of Movement in the Allowances for Doubtful Accounts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accounts Receivable Allowance For Credit Loss [Line Items]
Balance at the beginning of the year	¥ 45,867	$ 6,559	¥ 38,396	¥ 42,914
(Reversals)/Provisions	13,387	1,914	7,471	(4,518)
Balance at the end of the year	¥ 59,254	$ 8,473	¥ 45,867	¥ 38,396